Short term loans (Tables)	12 Months Ended
Sep. 30, 2024
Short Term Loans
Schedule Of Short term loans
	September 30, 2024	September 30, 2023
Vendor take back	1630	3,457

Schedule Of Short term VTB continuity

The VTB continuity is as follows:
Opening balance as at May 22, 2022 (Short term: $419. Long term: $3,826)	4,245
Repaid in year	(150)
Interest accretion	35
Closing balance as at September 30, 2022 (Short term: $673. Long term: $3,457)	4,130
Repaid in year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in year	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term : $nil)	1,630